Pension and Other Postretirement Benefits - Schedule of New Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance	$ 424,150	$ 406,393	$ 392,763
Other income (deductions)	10,085	(17,426)	(6,030)
Southwest Gas Corporation
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance	422,174	404,813	391,321
Other income (deductions)	$ 9,517	$ (17,240)	(6,388)
Originally Reported
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance			412,187
Other income (deductions)			13,394
Originally Reported | Southwest Gas Corporation
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance			410,745
Other income (deductions)			13,036
Reclassification
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance			(19,424)
Other income (deductions)			(19,424)
Reclassification | Southwest Gas Corporation
Defined Benefit Plan Disclosure [Line Items]
Operations and maintenance			(19,424)
Other income (deductions)			$ (19,424)